Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Analyses Group's Financial Liabilities into Groupings of Remaining Period from Reporting Date to Contractual Maturity Date

The table below (in thousands) analyses the Group’s financial liabilities into relevant groupings based on the remaining period from the reporting date to the contractual maturity date. Amounts due within twelve months equal their carrying balances, as the impact of discounting is not significant.

	Less than one year	Less than one year
	2021	2022
Trade and other payables	$365,146	$377,401
Put and call option liabilities	8,321	26,029
Current borrowings	-	4,000
Total current	$373,467	$407,430

	More than one year	More than one year
	2021	2022
Put and call option liabilities	$836,609	$169,218
Borrowings	515,804	892,700
Total non-current	$1,352,413	$1,061,918

Summary of Non-derivative Financial Liabilities and Gross and Net Settled Derivative Financial Instruments Into Relevant Maturity Groupings

The following table analyses the Group’s non-derivative financial liabilities and gross and net settled derivative financial instruments into relevant maturity groupings, based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contracted cash flows and may therefore not reconcile to the amounts disclosed in the Consolidated statement of financial position for borrowings and derivative financial instruments.

	Less than twelve months	Between one and three years	Between three and five years	More than five years
At December 31, 2022
Non derivative financial liabilities
Convertible bonds - $400.0 million	-	-	400,000	-
Convertible bonds - $600.0 million	-	-	-	600,000
Put and call option liabilities	26,029	71,919	97,270	-
Guaranteed minimum royalty payments	31,360	66,398	66,141	161,226
Contingent Consideration	4,000	-	-	-
Obligations under leases	45,994	78,413	55,569	87,093
$400.0 million term loan	4,000	8,000	388,000	-
Trade and other payables	377,401	-	-	-
Net settled derivatives
Outflow	-	-	-	-
Gross settled derivatives
Inflow	(375,759)	-	-	-
Outflow	397,263	-	-	-

	Less than twelve months	Between one and three years	Between three and five years	More than five years
At December 31, 2021
Non derivative financial liabilities
Convertible bonds - $250.0 million	$-	$-	$50,000	$-
Convertible bonds - $400.0 million	-	-	-	400,000
Convertible bonds - $600.0 million	-	-	-	600,000
Put and call option liabilities	8,321	188,261	656,640	-
Contingent consideration	8,822	9,064	-	-
Obligations under leases	54,216	73,685	51,124	90,801
Trade and other payables	434,199	-	-	-
Net settled derivatives
Outflow	1,219	-	-	-
Gross settled derivatives
Inflow	(1,570,026)	-	-	-
Outflow	1,590,865	-	-	-

Schedule of Capital Structure

	2021	2022

Total borrowings	$1,602,741	$1,318,507
Less: cash and cash equivalents	(1,363,128)	(734,221)
Net debt	239,613	584,286
Total equity	270,616	905,621
Total	$510,229	$1,489,907

Summary of Movements in Financing Liabilities

The table below reconciles the movements in our financing liabilities during the year:

			Non-cash movements
	As at December 31, 2021	Cash movement	Additions	Disposals	Reclassification from non-current to current	Foreign exchange movement	Finance costs	Fair value changes & other	As at December 31, 2022
Borrowings - leases	$214,509	$(43,689)	$44,633	$-	$-	$(13,349)	$9,751	$3,388	$215,243
Non-current borrowings - convertible notes	515,804	(16,875)	-	(39,561)	-	1	59,994	-	519,363
Borrowings-related derivative financial instruments	872,428	-	-	-	-	(1)	-	(667,028)	205,399
Non-current borrowings - term loan	-	369,113	-	-	(4,000)	-	9,464	(1,240)	373,337
Current borrowings - term loan	-	-	-	-	4,000	-	-	-	4,000
Financing liabilities	$1,602,741	308,549	44,633	(39,561)	-	(13,349)	79,209	(664,880)	$1,317,342

			Non-cash movements
	As at December 31, 2020	Cash movement	Additions	Early conversion of February 2020 Notes	Foreign exchange movement	Finance costs	Fair value changes & other	As at December 31, 2021
Borrowings - leases	$191,403	$(35,388)	$41,343	$-	$(8,111)	$9,137	$16,125	$214,509
Non-current borrowings - convertible notes	617,789	(22,950)	-	(146,673)	-	67,638	-	515,804
Borrowings-related derivative financial instruments	2,996,220	-	-	(484,956)	1	-	(1,638,837)	872,428
Financing liabilities	$3,805,412	(58,338)	41,343	(631,629)	(8,110)	$76,775	(1,622,712)	$1,602,741

Schedule of Foreign Exchange Rate Sensitivity Analysis

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2021	2022
10% appreciation of U.S. dollars	$(7,684)	$(20,161)
10% depreciation of U.S. dollars	9,392	24,641

	Increase/ (decrease) in reserves	Increase/ (decrease) in reserves
	2021	2022
10% appreciation of U.S. dollars	$(55,374)	$(50,299)
10% depreciation of U.S. dollars	67,679	61,476

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2021	2022
10% appreciation of EUR	$2,987	$735
10% depreciation of EUR	(1,858)	(601)

	Increase/ (decrease) in reserves	Increase/ (decrease) in reserves
	2021	2022
10% appreciation of EUR	$31,134	$735
10% depreciation of EUR	(24,887)	(601)

This analysis reflects the impact on the Consolidated statement of operations due to changes in the value of financial assets and liabilities held at the balance sheet date, based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting year. The analysis assumes that all other variables, in particular interest rates, remain constant.

Schedule of Interest Rate Sensitivity Analysis

The table below shows the Group’s sensitivity to interest rates strengthening/weakening by 100 basis points:

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2021	2022
100 basis points increase	$-	$(2,000)
100 basis points decrease	-	2,000

	Increase/ (decrease) in reserves	Increase/ (decrease) in reserves
	2021	2022
100 basis points increase	$-	$1,099
100 basis points decrease	-	(4,908)

Summary of Assets and Liabilities Measured at Fair Value and Present Value on a Recurring Basis

Assets and liabilities measured at fair value and present value on a recurring basis:

	December 31, 2021				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-term investments	$99,971	$-	$-	$99,971	$-	$-	$-	$-
Investments	-	-	17,937	17,937	1,136	-	217,841	218,977
Derivative financial instruments	-	8,010	-	8,010	-	472	-	472
Assets	$99,971	$8,010	$17,937	$125,918	$1,136	$472	$217,841	$219,449

	December 31, 2021				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Derivative financial instruments (non-current and current)	$-	$21,118	$-	$21,118	$-	$23,206	$-	$23,206
Embedded derivatives (non-current) – February 2020 notes	-	90,682	-	90,682	-	-	-	-
Embedded derivatives (non-current) – April 2020 notes	-	492,801	-	492,801	-	10,295	-	10,295
Embedded derivatives (non-current) – November 2020 notes	-	288,945	-	288,945	-	195,104	-	195,104
Put and call option liability (current) – Chalhoub	-	188,261	-	188,261	-	13,679	-	13,679
Put and call option liability (non-current) – Alibaba and Richemont	-	498,058	-	498,058	-	71,919	-	71,919
Put and call option liability (current) – Alanui	-	-	8,323	8,323	-	-	12,350	12,350
Put and call option liability (non-current) – Palm Angels	-	-	150,288	150,288	-	-	97,299	97,299
Liabilities	$-	$1,579,865	$158,611	$1,738,476	$-	$314,203	$109,649	$423,852

Summary of Reconciliation of Recurring Fair Value Measurements

Reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Put and call option liability
	Alanui		Palm Angels
At January 1, 2021	$-		$-
Initial recognition	$4,863		$144,624
Losses recognized in consolidated statement of operations	3,865		11,297
Foreign exchange movement	(407)		(5,660)
At December 31, 2021	$8,321		$150,261

At January 1, 2022	$8,321		$150,261
Losses/(gains) recognized in consolidated statement of operations	4,144	-	(42,409)
Foreign exchange movement	(115)		(10,553)
At December 31, 2022	$12,350		$97,299

Summary of Assets and Liabilities Not Measured at Fair Value on a Recurring Basis

Assets and liabilities not measured at fair value on a recurring basis:

	December 31, 2021		December 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
Non-current borrowings	$515,804	$859,132	$892,700	$1,026,204
Other financial liabilities (Non-current)	13,367	13,367	298,244	261,634
Other financial liabilities (Current)	9,748	9,748	36,433	36,433

Summary of Categories of Financial Instruments

Categories of financial instruments

Financial assets (in thousands)

	Amortized cost	Amortized cost
	2021	2022
Current
Trade receivables	$63,046	$89,942
Other receivables	179,964	157,594
Cash and cash equivalents	1,363,128	734,221
Non-current
Other receivables	31,225	21,204
Total	$1,637,363	$1,002,961

	Fair value	Fair value
	2021	2022
Foreign currency derivatives - held at FVTPL	$410	$472
Foreign currency derivatives - held as cash flow hedges	7,600	-
Derivative financial assets	$8,010	$472

Financial liabilities (in thousands)

	Fair value	Fair value
	2021	2022
Foreign currency derivatives - held at FVTPL	$35	$104
Foreign currency derivatives - held as cash flow hedges	21,083	21,293
Interest rate swap - held as cash flow hedge - non-current	-	1,165
Interest rate swap - held as cash flow hedge - current	-	644
Total non-current and current derivative financial liabilities	$21,118	$23,206

	Present value	Present value
	2021	2022
Put and call option liabilities - non-current	$836,609	$169,218
Put and call option liabilities - current	8,321	26,029
Total Put and call option liabilities	$844,930	$195,247

Summary of Notional Amounts of Outstanding Foreign Currency Derivatives

The notional amounts of the Group’s outstanding foreign currency derivatives at year end are:

	Notional	Notional
	2021	2022
Foreign currency derivatives	$1,616,383	$397,247
Interest rate swaps	-	200,000
Total	$1,616,383	$597,247